Related Party Transactions - Schedule of Loan from Related Party (Details) (Parenthetical) - USD ($)		3 Months Ended	11 Months Ended		12 Months Ended
	Apr. 29, 2015	Jun. 24, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Mar. 31, 2015	Feb. 28, 2014	Oct. 12, 2013
Debt conversion into shares			6,560,000	3,274,000
Note Face Amount				$ 182,166
Conversion price per share						$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Common Stock issued - Warren Sheppard, Shares	3,001,702
Debt conversion into shares		4,000,000			2,560,000
Note Face Amount		$ 4,000
Conversion price per share		$ 0.001